Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-41390
Entity Registrant Name	OSR HEALTH, INC
Entity Central Index Key	0001840425
Entity Tax Identification Number	84-5052822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	635-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OSRH
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	OSRHW
Security Exchange Name	NASDAQ